Long-Term Debt, Net of Debt Issuance Costs and Discount - Equipment Lease and Other Arrangements (U.S.) - Additional Information (Detail) - USD ($)	1 Months Ended
	Mar. 31, 2014	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Debt instrument, amount outstanding		$ 122,636,000	$ 125,445,000	$ 136,584,000
Machinery and Equipment [Member] | U.S. [Member]
Debt Instrument [Line Items]
Effective interest rate of lease agreement	4.30%
Lease agreement period	24 months
Lease agreement amended value	$ 5,400,000
Machinery and Equipment [Member] | U.S. [Member] | Maximum [Member]
Debt Instrument [Line Items]
Initial amount of lease agreement	$ 2,200,000
Equipment Capital Lease [Member] | U.S. [Member]
Debt Instrument [Line Items]
Debt instrument, amount outstanding		$ 1,431,000	$ 2,016,000	$ 2,678,000